Label	Element	Value
ACTIVE ASSETS PRIME TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001096962_SupplementTextBlock

Morgan Stanley

March 31, 2016

Supplement

SUPPLEMENT DATED MARCH 31, 2016 TO THE PROSPECTUSES OF
Active Assets Government Trust, dated October 30, 2015
Active Assets Prime Trust, dated October 30, 2015
(each, a "Fund")

Risk/Return [Heading]	rr_RiskReturnHeading	ACTIVE ASSETS PRIME TRUST
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is hereby added as the last sentence to the sections of the Funds' Prospectuses entitled "Fund Summaries—Active Assets Government Trust—Principal Risks and —Active Assets Prime Trust—Principal Risks":

The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.